Investment Strategy	Apr. 30, 2026
Corgi Aerospace & Commercial Aviation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure. For purposes of this policy, the Fund considers the following activities: firms engaged in the design, production, maintenance, operation, and support of aircraft and airframes; propulsion systems; avionics and flight technologies; maintenance, repair, and overhaul (MRO) and aftermarket services; aircraft leasing and fleet management; and passenger and cargo air transportation services provided by commercial air carriers, together with related technologies that enable safe, efficient, reliable, and scalable air transportation across passenger, cargo, defense-adjacent, and emerging aviation applications.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi AI Cybersecurity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of cybersecurity technologies and services that use artificial intelligence ("AI") and machine learning to protect digital systems, networks, identities, data, and critical applications across cloud, enterprise, consumer, and industrial environments. For purposes of this policy, the Fund considers the following activities: firms engaged in AI enabled threat detection and response, behavioral analytics, identity and access management with automated risk scoring, endpoint and network security using model driven detection, cloud security and security posture management with automated remediation, data loss prevention and anomaly detection, security analytics and automation, managed security services using AI for triage and response, security testing and exposure management using AI, and infrastructure that enables secure computing and trusted digital operations.

The Fund invests primarily in the common stock of companies that are materially involved in the AI- enabled cybersecurity and digital trust ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Battery Energy Storage Systems ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacturing, integration, deployment, and operation of battery energy storage systems used to support electric grids, renewable integration, peak demand management, backup power, and electrification across residential, commercial, and utility scale applications. For purposes of this policy, the Fund considers the following activities: battery cells and packs, battery management systems, power electronics and inverters, thermal management and safety systems, energy management software, grid services platforms, project developers and integrators, and recycling and lifecycle services that support storage deployment and performance over time.

The Fund invests primarily in the common stock of companies that are materially involved in battery energy storage systems and enabling infrastructure ecosystems. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Bay Area Based ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies headquartered in, or that maintain substantial operations in, the San Francisco Bay Area. For purposes of this policy, the Fund considers the following activities: firms across technology, software and cloud infrastructure, semiconductors, internet platforms, biotechnology and life sciences, financial technology, clean technology, and related professional and enabling services that benefit from the Bay Area talent base, research institutions, capital networks, and commercialization ecosystem.

For purposes of the Fund's 80% investment policy, the "San Francisco Bay Area" generally refers to the nine-county San Francisco-Oakland-Berkeley metropolitan area (Alameda, Contra Costa, Marin, Napa, San Francisco, San Mateo, Santa Clara, Solano, and Sonoma). The Adviser generally expects that a company has "substantial operations" in the region if it has a principal executive office in the region or, based on available disclosures and third-party data, maintains a significant employee base or material operating facilities (such as research and development, engineering, manufacturing, or operational hubs) in the region; The Adviser determines a company’s primary operating footprint based on publicly available information, including SEC filings (such as 10-Ks and proxy statements), corporate websites, press releases, commercial real estate and employment databases, and third-party data providers. Where such data are incomplete or not consistently reported, the Adviser will rely on the most recent publicly available information to make this determination.

The Fund invests primarily in the common stock of companies that are materially involved in the San Francisco Bay Area metropolitan operating and business ecosystem. The Fund considers a company "materially involved" if, as determined by the Adviser, the company is headquartered in or maintains substantial operations in the San Francisco Bay Area metropolitan area, including companies with significant regional employee bases, research and development facilities, operational hubs, or other material business lines in the region. Such activities may include software and internet services, platform and marketplace businesses, cloud and data infrastructure, semiconductor and hardware design and related supply chains, biotechnology research and commercialization, financial and payments platforms, clean technology development and deployment, and professional service platforms that support innovation, scaling, and commercialization centered in the Bay Area.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies, that are listed on U.S. securities exchanges. Because the Fund’s theme is defined by a U.S. geographic region, the Fund expects that substantially all of its investments will be in U.S.-domiciled companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Beauty, Skincare & Aesthetics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, branding, distribution, and retail of beauty, skincare, and aesthetics products and services across consumer and professional channels. For purposes of this policy, the Fund considers the following activities: beauty, skincare, aesthetics, and related personal care products and services including oral care (toothpaste, mouthwash, teeth whitening, and dental hygiene products), sun care (sunscreen, sun protection, and after-sun products), and body care (body wash, lotion, deodorant, and personal hygiene products) that support product innovation and global beauty consumption.

The Fund invests primarily in the common stock of companies that are materially involved in the beauty, skincare, and aesthetics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Coffee & Energy Drinks ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the cultivation, sourcing, processing, roasting, manufacturing, branding, and distribution of coffee and energy drink products across retail and food service channels. For purposes of this policy, the Fund considers the following activities: coffee growers and traders, roasters and packaged coffee manufacturers, cafes, coffeehouses, and coffee-focused quick-service operations whose menus are primarily centered on coffee, espresso-based, or energy beverages, ready to drink coffee, energy drink and performance beverage producers, ingredient and flavor suppliers, packaging providers, and logistics and retail platforms that enable global consumption of coffee, caffeine, and related functional beverage categories.

The Fund invests primarily in the common stock of companies that are materially involved in the coffee and energy drink value chain ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Crypto Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the technology, platforms, and services that enable the mining, issuance, custody, exchange, settlement, security, and operation of digital assets and blockchain-based networks. For purposes of this policy, the Fund considers the following activities: digital asset exchanges and brokers, custody and wallet providers, institutional trading and compliance tools, blockchain data and analytics, mining and validation infrastructure, tokenization and on chain settlement platforms, payment and merchant enablement rails tied to digital assets, and hardware and software providers that support the reliability, security, and scalability of crypto and related distributed ledger ecosystems.

The Fund invests primarily in the common stock of companies that are materially involved in crypto infrastructure and digital asset enablement ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Data & Surveillance ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development and deployment of technologies that collect, process, secure, analyze, and operationalize data for monitoring, risk management, security, compliance, and operational visibility across public and private environments. For purposes of this policy, the Fund considers the following activities: sensors, cameras, access control, biometrics, identity verification, geospatial and imaging systems, enterprise data platforms, analytics and decision software, and related services that enable situational awareness, asset tracking, fraud detection, safety management, and digital and physical security operations, alongside privacy, governance, and control technologies that shape how monitoring systems are implemented and used.

The Fund invests primarily in the common stock of companies that are materially involved in the data, monitoring, and surveillance enablement ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Genomics & Precision Medicine ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, and commercialization of genomics and precision medicine technologies that enable improved disease detection, identifying and grouping patients based on genetic, molecular, or clinical characteristics to guide treatment decisions (patient stratification), targeted therapies, and data-driven healthcare. For purposes of this policy, the Fund considers the following activities: gene sequencing and analysis, bioinformatics and computational biology, molecular diagnostics and companion tests, gene editing and gene therapy platforms, targeted biologics and small molecule therapeutics, laboratory tools and reagents, clinical data platforms, and enabling services that support the discovery, development, and delivery of personalized medicine across prevention, diagnosis, and treatment.

The Fund invests primarily in the common stock of companies that are materially involved in the genomics and precision medicine ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi High Voltage Grid Equipment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the manufacturing, engineering, and servicing of equipment and technologies used to transmit and control electricity across high voltage networks and modernize power grids. For purposes of this policy, the Fund considers the following activities: transformers, switchgear, circuit protection, cables and conductors, substations, high voltage direct current systems, grid interconnection equipment, power electronics, monitoring and diagnostics, and industrial services that support grid expansion, reliability, and the integration of generation, storage, and electrified loads across utility, industrial, and infrastructure applications.

The Fund invests primarily in the common stock of companies that are materially involved in high voltage grid equipment and power transmission ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Lifestyle Brands ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, branding, marketing, and sale of consumer lifestyle goods and services that reflect identity, culture, and daily habits across apparel, footwear, accessories, outdoor and recreation, premium basics, wellness adjacent consumer products, and lifestyle oriented retail channels. For purposes of this policy, the Fund considers the following activities: brand owners, specialty retailers, direct to consumer platforms, licensing and merchandising models, and marketing and distribution companies that are critical to the lifecycle of global lifestyle brands, including brand creation, consumer engagement, and product distribution.

The Fund invests primarily in the common stock of companies that are materially involved in lifestyle brands and consumer identity ecosystems. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Longevity Consumer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in consumer-oriented products and services that the Adviser believes are positioned to benefit from aging demographics and the spending preferences of older consumers, with an emphasis on extending healthspan — the period of life spent in good health — and on lifestyle and services categories. For purposes of this policy, the Fund considers the following activities: travel, leisure, and experiences; hospitality and related services; wellness, fitness, and recovery products and services; functional nutrition and consumer health brands; personal and household services; home upgrades, remodeling, and home accessibility solutions; senior living and aging-in-place solutions; mobility and assistive products; and platforms that deliver personalized lifestyle, convenience, and health and wellness experiences to consumers and older populations. A company will not qualify for the Fund's 80% basket if it operates solely in general consumer staples, fitness, or wellness without a primary orientation toward longevity-related health outcomes.

The Fund invests primarily in the common stock of companies that are materially involved in consumer-oriented spending and services. The Fund considers a company
"materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Mag 7 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a market capitalization-weighted portfolio of U.S.-listed equity securities of the seven mega-capitalization technology and technology-enabled companies commonly referred to as the "Magnificent Seven" (the "Magnificent Seven Companies"). The Fund seeks concentrated exposure to the Magnificent Seven Companies, and individual positions may represent 20% or more of the Fund's net assets. The Fund intends to weight its holdings primarily based on each company's relative free-float market capitalization. As of the date of this Prospectus, the Magnificent Seven Companies, together with a summary description of each issuer's business, principal trading market, and ticker symbol, are as follows:

Apple Inc. (NASDAQ: AAPL)
designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories, and sells a range of related services including digital content, cloud services, advertising, and payment services.

Microsoft Corporation (NASDAQ: MSFT)
develops, licenses, and supports software products, cloud computing services (Azure), devices, and enterprise and consumer solutions, including productivity applications, gaming, and artificial intelligence services.

Amazon.com, Inc. (NASDAQ: AMZN)
operates online retail and marketplace services, cloud computing infrastructure (Amazon Web Services), digital advertising, streaming entertainment, and artificial intelligence businesses.

Alphabet Inc. (NASDAQ: GOOGL)
operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles and quantum computing.

NVIDIA Corporation (NASDAQ: NVDA)
designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets.

Meta Platforms, Inc. (NASDAQ: META)
operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware.

Tesla, Inc. (NASDAQ: TSLA)
designs, manufactures, and sells electric vehicles, energy generation and storage systems (including solar panels and battery storage products), and related services and software.

Each Magnificent Seven Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each Magnificent Seven Company, including financial statements, at www.sec.gov. Current market prices for each Magnificent Seven Company's common stock are available through the NASDAQ Stock Market at www.nasdaq.com.

In the event of a merger, reorganization, or other corporate action involving a Magnificent Seven Company, the Fund will treat the surviving or successor entity as the applicable Magnificent Seven Company, provided that the successor entity (i) is publicly listed on a U.S. securities exchange, (ii) continues to operate substantially the same core business lines as the predecessor company, and (iii) has a market capitalization at the time of the corporate action that would place it among the largest U.S.-listed companies. If a Magnificent Seven Company ceases to exist and no successor entity satisfies all three criteria, the Fund will remove that company from the basket and reallocate its weight among the remaining Magnificent Seven Companies.

The Fund obtains economic exposure to the Magnificent Seven Companies through a combination of direct investment in common stock and the use of total return swap agreements and other derivatives (including forward contracts). For each Magnificent Seven Company, the Fund generally expects to allocate its target market capitalization-weighted exposure between direct equity investment and swap agreements such that the combined position, common stock plus the economic exposure provided by the swap, equals the company's target weight in the portfolio. This structure is designed to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code (the "Diversification Requirement"), which impose limits on the percentage of assets that may be invested in the securities of a single issuer. By splitting each position between common stock and swap agreements, the Fund seeks to achieve the full market capitalization-weighted exposure to each Magnificent Seven Company while satisfying the Diversification Requirement across the portfolio. Both common stock and derivatives are integral, structural components of the Fund's investment strategy for each position. The Adviser also considers the following factors in determining the specific allocation between common stock and derivatives for each position: relative cost efficiency and execution quality; available liquidity in the underlying securities; the Fund's available cash position and collateral requirements; portfolio rebalancing needs arising from market movements, creation and redemption activity, or changes in the relative market capitalizations of the Magnificent Seven Companies; and counterparty credit quality and the availability of acceptable swap terms. The Fund may also use derivatives to manage cash flows, facilitate portfolio rebalancing, and maintain exposure during periods of inflows and outflows. The Fund's use of derivatives may result in the Fund having economic exposure to the Magnificent Seven Companies that exceeds the Fund's net assets. For purposes of the Fund's 80% investment policy, the Fund will include derivatives positions that provide investment exposure to the Magnificent Seven Companies (valued based on the derivatives' market values or notional amounts, as applicable).

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Natural Gas Power & Turbines ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, deployment, and servicing of natural gas based power generation and enabling infrastructure used to provide reliable electricity, grid stability, and flexible generation. For purposes of this policy, the Fund considers the following activities: gas turbines and turbine components, combined cycle systems, generators and controls, compressors and rotating equipment, plant engineering and maintenance services, emissions and efficiency technologies, natural gas supply chain equipment that supports power generation, and related industrial and utility platforms that expand, upgrade, and operate gas fired generation assets across baseload, peaking, and backup applications.

The Fund invests primarily in the common stock of companies that are materially involved in the natural gas power generation and turbine ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi NYC Based ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under
ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the business activities of companies that are headquartered in, or maintain substantial operations in, New York City. For purposes of this policy, the Fund considers the following activities: firms across financial services, insurance, asset management, media and communications, technology and data services, consumer and retail brands, real estate and infrastructure, healthcare, and professional services that benefit from NYC's capital markets, talent base, and global commercial networks. For purposes of the Fund’s 80% investment policy, “New York City” refers to the five boroughs of New York City (Manhattan, Brooklyn, Queens, The Bronx, and Staten Island). The Adviser generally expects that a company has "substantial operations" in the region if it has a principal executive office in the region or, based on available disclosures and third-party data, maintains a significant employee base or material operating facilities (such as major offices, studios, trading or operational hubs, distribution centers, or other key business operations) in the region; The Adviser determines a company’s primary operating footprint based on publicly available information, including SEC filings (such as 10-Ks and proxy statements), corporate websites, press releases, commercial real estate and employment databases, and third-party data providers. Where such data are incomplete or not consistently reported, the Adviser will rely on the most recent publicly available information to make this determination.

The Fund invests primarily in the common stock of companies that are materially involved in New York City operating and business ecosystem. The Fund considers a company "materially involved" if, as determined by the Adviser, the company is headquartered in or maintains substantial operations in New York City, including companies with significant regional employee bases, operational hubs, or other material business lines in the region. Such activities may include financial services, payments and exchanges, insurance and asset management, media and information services, enterprise technology, consumer brands and retail operations, real estate and infrastructure related services, and professional service platforms that support commerce, investing, and global business activity centered in the NYC area.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies, that are listed on U.S. securities exchanges. Because the Fund’s theme is defined by a U.S. geographic region, the Fund expects that substantially all of its investments will be in U.S.-domiciled companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Ports, Rail & Freight ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, operation, and enablement of freight transportation and logistics infrastructure used to move goods across domestic and international supply chains. For purposes of this policy, the Fund considers the following activities: port and terminal operators, railroads and intermodal networks, trucking and freight services, ocean shipping and container liner operators (including container vessel owners and operators), air cargo carriers and air freight services (including express and integrated logistics providers), logistics and freight forwarding platforms, warehouse and yard operations tied to freight flows, equipment and container handling providers, rail and port technology, and related infrastructure that supports capacity, reliability, and efficient movement of cargo across global trade and inland distribution routes.

The Fund invests primarily in the common stock of companies that are materially involved in the ports, rail, and freight logistics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Quantum Computing ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, manufacturing, and commercialization of quantum computing and quantum-enabled technologies, along with security solutions designed to protect data and communications against future quantum capabilities. For purposes of this policy, the Fund considers the following activities: quantum hardware and components, control electronics, cryogenic and photonic systems, quantum software and algorithms, quantum networking and sensing, and post-quantum cryptography, key management, and secure communications technologies that support quantum ready security across enterprise, government, and critical infrastructure environments.

The Fund invests primarily in the common stock of companies that are materially involved in the quantum computing
and quantum ready security ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Robots & Humanoids ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, deployment, and operation of robotics and embodied AI systems that automate physical tasks across industrial, logistics, healthcare, consumer, agriculture, and service environments. For purposes of this policy, the Fund considers the following activities: industrial robots, collaborative robots, mobile robots, warehouse automation, drones and autonomous systems, sensors and vision, actuators and motion control, embedded compute, robotics software and autonomy stacks, simulation and digital workflow tools, and integrators and services that enable adoption and lifecycle support across the robotics value chain.

The Fund invests primarily in the common stock of companies that are materially involved in the robotics and humanoids systems ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Shipping & Global Logistics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, operation, and enablement of global shipping and logistics networks that transport goods across oceans, ports, and multimodal routes. For purposes of this policy, the Fund considers the following activities: ocean carriers, container and leasing platforms, shipbuilders and marine equipment suppliers, port and terminal services tied to ocean freight, freight forwarding and logistics providers, and technology and services that support routing, tracking, customs, and capacity management for global trade and supply chain execution.

The Fund invests primarily in the common stock of companies that are materially involved in the global shipping and logistics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Sports Betting & Gambling ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the operation and enablement of sports betting and broader gambling markets across online and retail channels. For purposes of this policy, the Fund considers the following activities: sportsbook operators, casino operators, iGaming and interactive gaming platforms, lottery and pari mutuel wagering exposure, gaming and betting technology and platform providers, risk management and integrity services, odds and data services, media and affiliate marketing channels tied to wagering and gaming, payments and identity tools used in regulated gambling, geolocation and compliance tools, and technology, media, and service providers that are critical to the sports betting and gambling industry, including wagering platforms, data infrastructure, customer acquisition, and regulatory compliance.

The Fund invests primarily in the common stock of companies that are materially involved in the sports betting and gambling ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Travel & Leisure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the products, services, and platforms that enable consumer travel and leisure spending across leisure and business travel categories. For purposes of this policy, the Fund considers the following activities: airlines and air services, lodging and vacation rentals, cruises, online travel agencies and booking platforms, travel payments and loyalty programs, ground transportation and mobility services, and technology and service providers that are critical to the travel and leisure industry, supporting search, booking, fulfillment, and customer experience across global travel flows.

The Fund invests primarily in the common stock of companies that are materially involved in the travel and leisure ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi U.S. War Machine ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of U.S. companies materially involved in the development, manufacturing, provision, and operation of products, services, and infrastructure that may benefit from periods of heightened geopolitical conflict, increased defense and national security spending, and U.S. energy security, including oil and gas production, infrastructure, and services that the Adviser believes are integral to the U.S. defense industrial base and national security posture, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: defense contractors and suppliers, aerospace and weapons systems platforms, intelligence and mission software, secure communications, surveillance and sensing, cybersecurity, military logistics and sustainment, and oil and gas producers, refiners, midstream and storage operators, and oilfield services that support energy supply and energy security when global conditions tighten.

The Fund invests primarily in the common stock of companies that are materially involved in defense, war related spending, and oil and gas ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies and private investments aligned with these areas, subject to the Fund's liquidity and investment limits.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Buy Now Pay Later ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the platforms and enabling infrastructure that support installment payments, point of sale financing, and alternative consumer credit solutions offered at checkout and through digital wallets, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: buy now, pay later (BNPL) providers, merchant enablement and checkout software, underwriting and credit analytics, identity and fraud tools, payments processing, e-commerce platforms with material installment payment exposure, and funding and servicing partners that support installment-based consumer purchasing across retail categories.

The Fund invests primarily in the common stock of companies that are materially involved in buy now pay later and point of sale financing ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Space & Satellite Communications ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of space-based systems and satellite communications infrastructure used for connectivity, sensing, navigation, and data services, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: satellite operators, launch and space transport providers, satellite manufacturing and components, ground stations and network equipment, space-based broadband and backhaul, Earth observation and geospatial data platforms, navigation and timing services, and enabling software, payload, and communications technologies that support reliable, scalable space-enabled services for commercial, government, and defense adjacent applications.

The Fund invests primarily in the common stock of companies that are materially involved in the space and satellite communications ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies aligned with these areas, subject to the Fund's liquidity and investment limits.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Digital Banking & Fintech Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of digital banking and fintech infrastructure that the Adviser believes are positioned to benefit from the continued shift toward mobile-first banking, embedded finance, and software-driven financial infrastructure across consumer and business end markets. For purposes of this policy, the Fund considers the following activities: firms engaged in digital-first banks and banking platforms and consumer and small business financial apps and account providers, payments and money movement networks, card issuing, processing, and merchant acquiring platforms, digital wallets and point-of-sale and commerce enablement, lending and credit platforms (including installment, point-of-sale, and marketplace lending models), personal financial management tools, identity verification and onboarding, fraud prevention and risk analytics, core banking and banking-as-a-service ("BaaS") platforms, compliance and regulatory technology ("regtech"), financial crime solutions, and other fintech infrastructure and software that enables digital account origination, servicing, and financial product distribution.

The Fund invests primarily in the common stock of companies that are materially involved in the digital banking and fintech infrastructure ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Lithography & Semiconductor Photonics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of photonics and light-based technologies, including extreme ultraviolet ("EUV") lithography and related semiconductor manufacturing and inspection tools, that the Adviser believes are positioned to benefit from increasing demand for advanced semiconductors, high-speed communications, precision sensing, and next-generation computing. For purposes of this policy, the Fund considers the following activities: firms engaged in photonics-enabled semiconductor manufacturing and inspection (including extreme ultraviolet ("EUV") lithography and related light sources, optics, masks, photoresists, metrology, and process control); lasers and laser systems used in manufacturing, materials processing, and scientific applications; optical components and subsystems such as lenses, mirrors, coatings, waveguides, modulators, and photonic integrated circuits ("PICs"); fiber-optic and optical networking equipment supporting data centers, AI infrastructure, and telecommunications, including optical communications and interconnect technologies; imaging, sensing, and lidar technologies; and enabling software, control electronics, and specialty materials used in photonics systems.

The Fund invests primarily in the common stock of companies that are materially involved in the EUV and photonics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi Drones & Urban Air Mobility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in drones and unmanned aircraft systems ("UAS") and urban air mobility and advanced air mobility ("UAM/AAM") technologies and services that the Adviser believes are positioned to benefit from the adoption of aerial robotics and next-generation aviation across commercial, industrial, public safety, and government and defense end markets. For purposes of this policy, the Fund considers the following activities: companies involved in (i) drone and UAM/AAM aircraft and enabling hardware, (ii) autonomy, navigation, communications, and software platforms that enable aerial operations, (iii) supporting infrastructure and operational enablement for scaled deployment (including airspace integration and unmanned traffic management ("UTM"), Remote ID and compliance tooling, vertical takeoff and landing facility (“vertiport”)s and charging or ground support infrastructure, fleet operations software, and maintenance, training, and inspection services), and (iv) aerial security, including counter-UAS, drone detection, identification, tracking, and threat mitigation solutions used by enterprises, critical infrastructure operators, and public safety agencies.

The Fund invests primarily in the common stock of companies that are materially involved in the drones and UAM/AAM ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Corgi IP Licensing & Royalties ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies that derive material revenue from intellectual property ("IP") licensing, royalty streams, franchise royalties, or other IP-based monetization arrangements. For purposes of this policy, qualifying IP monetization activities include: patent licensing and royalty collection; technology licensing (including standards-essential patent licensing); software licensing; content and media licensing and royalties (including music, film, television, and publishing royalties); brand, trademark, and character licensing; franchise royalties and fees; and pharmaceutical or life sciences royalty streams. A company will not qualify for the Fund's 80% basket solely on the basis of owning IP assets without current, demonstrable licensing, royalty, or franchising revenue or a dedicated, disclosed monetization program.

The Fund invests primarily in the common stock of companies that derive material revenue from IP licensing, royalties, or franchising. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, the sustainability of IP-driven cash flows (including licensing, royalties, and franchising), strategic positioning within relevant IP ecosystems, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.